Income Taxes (Tables)	12 Months Ended
Dec. 29, 2013
Schedule of Income Tax Expense (Benefit)

Income tax expense (benefit) on loss from continuing operations for the periods shown below consisted of:

	Current	Deferred	Total
Two months ended December 29, 2013, Successor Company:
U.S. Federal	$—	$—	$—
State and local	491	—	491

	$491	—	$491

Ten months ended November 6, 2013, Predecessor Company:
U.S. Federal	$—	$(158)	$(158)
State and local	—	(39)	(39)

	$—	(197)	$(197)

Year ended December 30, 2012, Predecessor Company:
U.S. Federal	$149	$—	$149
State and local	(356)	—	(356)

	$(207)	—	$(207)

Year ended January 1, 2012, Predecessor Company:
U.S. Federal	$(1,368)	$—	$(1,368)
State and local	(435)	—	(435)

	$(1,803)	—	$(1,803)

Schedule of Effective Income Tax Rate Reconciliation

Income tax expense (benefit) differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income (loss) from continuing operations before income taxes as a result of the following:

	Successor Company	Predecessor Company
	Two Months Ended December 29, 2013	Ten Months Ended November 6, 2013	Year Ended December 30, 2012	Year Ended December 31, 2010
Computed “expected” tax expense (benefit)	$2,617	$267,934	$(9,303)	$(8,171)
Increase (decrease) in income tax benefit resulting from:
State and local income taxes, net of federal benefit	491	(39)	20	(367)
Net nondeductible meals, entertainment, and other expenses	54	(173)	393	358
Return to provision adjustment	—	(489)	288	6
Impairment of non-deductible goodwill	—	—	—	51
Change in valuation allowance	(1,704)	(53,913)	8,462	6,183
(Decrease) increase to provision for unrecognized tax benefits	—	—	(356)	120
Cancellation of indebtedness and original issue discount	(967)	(213,517)	—	—
Other	—	—	289	17

	$491	$(197)	$(207)	$(1,803)

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets as of December 29, 2013 and December 30, 2012 are presented below:

	Successor Company December 29, 2013	Predecessor Company December 30, 2012
Current deferred tax assets:
Accounts receivable	$936	$962
Accrued expenses	13,204	12,077
Inventory capitalization	3,014	2,356

Gross current deferred tax assets	17,154	15,395
Less valuation allowance	(13,708)	(15,395)

Net current deferred tax assets	3,446	—

Non-current deferred tax assets:
Derivative instruments	—	17,870
Pension and other postretirement benefit obligation	3,920	8,922
Definite and indefinite lived intangible assets	97,760	156,593
Fixed assets	—	3,538
Net operating losses	87,346	242,272

Gross non-current deferred tax assets	189,026	429,195
Less valuation allowance	(151,061)	(429,195)

Net non-current deferred tax assets	37,965	—
Non-current deferred tax liabilities:
Fixed assets	41,411	—

Gross non-current deferred tax liabilities	41,411	—

Net deferred tax assets	—	—

Schedule of Uncertain Tax Positions Reconciliation

A reconciliation of the beginning and ending amount of uncertain tax positions for the years ended December 29, 2013, December 30, 2012 and January 1, 2012 are as follows:

Balance as of January 1, 2011	$4,913
Increases based on tax positions prior to 2011	120

Uncertain tax positions as of January 1, 2012	$5,033
Decreases based on tax positions prior to 2012	(399)
Increases based on tax positions prior to 2012	43

Uncertain tax positions as of December 30, 2012, Predecessor Company	$4,677
Decreases based on tax positions prior to 2013 and tax attribute reductions	(3,568)

Uncertain tax positions as of December 29, 2013, Successor Company	$1,109